Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2023
Net Income (Loss) per Share [Abstract]
Net Income (Loss) per Share
15.	Net Income (Loss) per Share

Basic earnings per share of Common Stock is calculated by dividing net income available to holders of Common stock by the weighted average number of shares of Common Stock outstanding for the period. The diluted earnings per share of Common Stock calculation assumes the issuance of all dilutive potential common shares outstanding. Dilutive potential Common Stock consists of incremental shares of Class A Common Stock issuable upon the exercise of the stock options.

The following table summarizes the calculation of basic and diluted net income (loss) per common share (in thousands, except per share data):

	Year Ended December 31,
	2023	2022	2021
Net income (loss)	$(58,990)	$(57,429)	$36,262

Basic earnings per share
Basic weighted average shares outstanding	378,557	373,067	366,651
Basic earnings (loss) per share	$(0.16)	$(0.15)	$0.10

Diluted earnings per share
Basic weighted average shares outstanding	378,557	373,067	366,651
Dilutive effect of stock options	—	—	65,599
Diluted weighted average shares outstanding	378,557	373,067	432,250
Diluted earnings (loss) per share	$(0.16)	$(0.15)	$0.08

The following shares were excluded from the calculation of diluted net loss per share calculation as their effect would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2023	2022	2021
Stock options	25,972	51,845	54
Restricted stock units	5,971	7,084	7,041
Warrants	125	125	125